Shareholder Fees	May 03, 2021
First Trust Alternative Absolute Return Strategy ETF | First Trust Alternative Absolute Return Strategy ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none